Vessels	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels
3. Vessels

	Vessels	Drydocking	Total
	(in thousands)
Cost
January 1, 2025	$2,467,396	$86,045	$2,553,441
Vessels acquisitions	84,196	—	84,196
Additions	—	14,092	14,092
Disposals	(50,769)	(8,535)	(59,304)
June 30, 2025	2,500,823	91,602	2,592,425

Accumulated Depreciation
January 1, 2025	854,346	45,488	899,834
Charge for the period	57,426	11,446	68,872
Disposals	(45,933)	(8,535)	(54,468)
June 30, 2025	865,839	48,399	914,238

Net Book Value
December 31, 2024	1,613,050	40,557	1,653,607
June 30, 2025	$1,634,984	$43,203	$1,678,187

On January 7, 2025, the Company entered into an agreement to acquire three German-built 17,000 cubic meter capacity, ethylene-capable liquefied gas vessels (the "Purchased Vessels"). On February 19, 2025, the Company acquired the first of the three Purchased Vessels, now renamed Navigator Hyperion for $27.4 million. On February 24, 2025, the Company acquired the second of the Purchased Vessels, now renamed Navigator Titan for $27.4 million. On March 17, 2025 the Company acquired the third of the Purchased Vessels, now renamed Navigator Vesta, for $29.2 million.

On May 13, 2025, the Company sold and delivered, Navigator Venus, a 2000-built 22,085 cbm ethylene capable semi-refrigerated handysize vessel to a third party for net proceeds of $17.5 million and recognized a profit on sale of $12.6 million.

The cost and net book value as of June 30, 2025 of the 34 vessels that were contracted under time charter arrangements (please read Note 2—Operating Revenue for additional information) was $1,784.8 million and $1,140.4 million respectively (December 31, 2024: $1,676.0 million and $1,084.0 million, respectively, for 32 vessels contracted under time charters).

The net book value of vessels that serve as collateral for the Company’s secured term loan and revolving credit facilities (please read Note 6. Secured Term Loan Facilities and Revolving Credit Facilities, for additional information) was $1,471.1 million as of June 30, 2025 (December 31, 2024: $1,382 million).